Loss per share	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Loss per share
Loss per share
The computation of basic loss per share (“EPS”) is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS were as follows:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three Months Ended June 30, 2019	Three Months Ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Net loss attributable to shareholder	(203)	(296)	(498)	(477)
Effect of dilution	—	—	—	—
Diluted net loss available to shareholders	(203)	(296)	(498)	(477)

The components of the denominator for the calculation of basic and diluted EPS were as follows:

	Successor	Predecessor	Successor	Predecessor
(In millions)	Three Months Ended June 30, 2019	Three Months Ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Basic earnings per share:
Weighted average number of common shares outstanding	100	504	100	504
Diluted earnings per share:
Effect of dilution	—	—	—	—
Weighted average number of common shares outstanding adjusted for the effects of dilution	100	504	100	504

The basic and diluted loss per share were as follows:

	Successor	Predecessor	Successor	Predecessor
(In $)	Three Months Ended June 30, 2019	Three Months Ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Basic loss per share	(2.03)	(0.59)	(4.98)	(0.95)
Diluted loss per share	(2.03)	(0.59)	(4.98)	(0.95)